Derivative instruments and hedging activities - Summary of changes in fair value of hedging instruments related to cash flow hedges recorded in accumulated other comprehensive income (Detail) - Cash Flow Hedges [member] - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Information About Change In Fair Value Of Hedging Instruments Related To Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income [Line Items]
Balance at the beginning		¥ 15,470	¥ 19,765
Changes in fair value of hedging instruments recognized in other comprehensive income		(7,416)	(5,384)
Reclassification adjustments to profit(loss) for the year	[1],[2]	2,829	433
Deffered Tax		1,203	656
Balance at the end		12,086	15,470
Foreign Exchange Contract [Member]
Disclosure Of Information About Change In Fair Value Of Hedging Instruments Related To Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income [Line Items]
Balance at the beginning		75	(1,720)
Changes in fair value of hedging instruments recognized in other comprehensive income		(10,377)	(6,238)
Reclassification adjustments to profit(loss) for the year	[1],[2]	9,695	8,824
Deffered Tax		331	(791)
Balance at the end		(276)	75
Interest Rate Contracts [Member]
Disclosure Of Information About Change In Fair Value Of Hedging Instruments Related To Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income [Line Items]
Balance at the beginning		15,395	21,485
Changes in fair value of hedging instruments recognized in other comprehensive income		2,961	854
Reclassification adjustments to profit(loss) for the year	[1],[2]	(6,866)	(8,391)
Deffered Tax		872	1,447
Balance at the end		¥ 12,362	¥ 15,395

[1]	For the fiscal years ended March 31, 2025 and 2026, hedge ineffectiveness recognized in profit or loss was not material.
[2]	In the consolidated statements of income, the amount reclassified to profit (loss) is included in sales for hedges of foreign exchange contracts and in financial expenses for hedges of interest rate contracts.